Income Tax - Schedule of the Net Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Net Deferred Tax Asset [Abstract]
Net operating loss carryforwards	$ 27,143
Total deferred tax asset	27,143
Valuation allowance	(27,143)
Deferred tax asset, net of allowance